Retirement Plans (Schedule Of Retirement Plans Expense) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Net periodic pension expense	$ 153	$ 228	$ 173
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost (benefits earned during the period)	59	70	55
Interest cost	182	167	172
Expected return on plan assets	(286)	(280)	(275)
Net amortization and other	153	226	168
Net periodic pension expense	108	183	120
Defined contribution plans	119	113	103
Total retirement plans expense	227	296	223
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost (benefits earned during the period)	32	31	27
Interest cost	53	46	50
Expected return on plan assets	(58)	(50)	(43)
Net amortization and other	18	18	19
Net periodic pension expense	45	45	53
Defined contribution plans	59	63	59
Total retirement plans expense	$ 104	$ 108	$ 112